BASIS OF PRESENTATION (Disclosure of subsidiaries) (Details)	12 Months Ended
Dec. 31, 2025
Goldsource Mines Inc. [Member]
Disclosure of subsidiaries [Line Items]
Ownership interest	100.00%
Eagle Mountain Gold Corp. [Member]
Disclosure of subsidiaries [Line Items]
Ownership interest	100.00%
Stronghold Guyana Inc. [Member]
Disclosure of subsidiaries [Line Items]
Ownership interest	100.00%
Gold Belt, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Ownership interest	100.00%
Nicoz Resources, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Ownership interest	100.00%
Mako US Corp. [Member]
Disclosure of subsidiaries [Line Items]
Ownership interest	100.00%
EG Acquisition LLC [Member]
Disclosure of subsidiaries [Line Items]
Ownership interest	100.00%
Golden Vertex Corp. [Member]
Disclosure of subsidiaries [Line Items]
Ownership interest	100.00%